OTHER LIABILITIES - Movements in the pension benefits (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movements in the pension benefits
At the beginning of the year	$ 637	$ 673
Service cost (*)	31	54
Interest cost (**)	225	356
Actuarial results (***)	(35)	(204)
Uses (Includes RECPAM)	(281)	(242)
At the end of the year	$ 647	$ 637